Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (1,144,670)	$ (1,674,492)
Adjustments to reconcile net loss to net cash (used in)/generated from operating activities:
Depreciation for plant and equipment	210,580	131,640
Amortisation of right-of-use assets	35,576	34,970
Finance cost	30,666	30,397
Impairment loss on goodwill from acquisition	66,252
Provision of expected credit loss	24,880
Foreign exchange (gain)/loss	(75,775)	30,892
Changes in operating assets and liabilities:
Trade receivables	(3,054)	(1,173)
Other receivables, deposits and prepayments	(1,207)	(6,518)
Amount due from related parties	(8,180)	(16,700)
Trade payables	300	505
Accrued expenses and other payables	710,692	1,283,570
Amount owing to directors	190,491	581,494
Tax Paid		(12,409)
Net cash generated from operating activities	36,551	382,176
Cash flows from investing activities:
Purchase of plant and equipment	(1,274)	(787,228)
Net cash used in investing activities	(1,274)	(787,228)
Cash flows from financing activities:
Loan received from shareholders		403,500
Repayment of lease liabilities	(34,772)	(24,035)
Net cash (used in)/generated from financing activities	(34,772)	379,465
Effect of exchange rate changes in cash and cash equivalents
Net changes in cash and cash equivalents	505	(25,587)
Cash and cash equivalents, beginning of the year	49,883	75,470
Cash and cash equivalents, end of the year	$ 50,388	$ 49,883